POST BALANCE SHEET EVENTS (Details)	0 Months Ended								1 Months Ended	0 Months Ended		1 Months Ended
	Apr. 30, 2014 Bank EUR (€)	Apr. 16, 2014 Bank EUR (€)	Mar. 26, 2014 Bank EUR (€)	Mar. 06, 2014 Bank	Apr. 30, 2014 Finansbank	Apr. 25, 2014 Finansbank USD ($)	Apr. 16, 2014 Finansbank	Apr. 09, 2014 Finansbank	Mar. 31, 2014 Finansbank	Mar. 19, 2014 NBG Pangaea REIC EUR (€)	Feb. 03, 2014 NBG Pangaea REIC EUR (€)	Mar. 31, 2014 NBG Pangaea REIC EUR (€)
Subsequent Event Amount	€ 750,000,000	€ 2,500,000,000	€ 500,000,000			$ 500,000,000				€ 116,000,000	€ 6,000,000	€ 38,000,000
Subsequent Event Description	On April 30, 2014, the Bank issued a EUR 750 million senior unsecured bond maturing in 2019, bearing an interest rate of 4.375% and a yield of 4.5% at the time of pricing.		The agreement matures on February 28, 2017, with mutual termination rights and bears a nominal interest rate of one-month Euribor plus 275 bps. On March 26, 2014, the Bank entered into a secured financing agreement for EUR 500 million. The agreement matures on February 28, 2017, with mutual termination rights and bears a nominal interest rate of 1-month Euribor plus 275 bps. The financing is secured with retained covered bonds (Program II) issued by the Bank.	On March 6, 2014, the Bank of Greece informed the Bank of its capital shortfall, amounting to EUR 2.2 billion, arising from the 2014 Stress Tests. In arriving at this estimate, the Bank of Greece assumed internal capital generation by the Bank over the period June 2013 to December 2016 of EUR 1.5 billion based on what the Bank of Greece characterized as a conservative adjustment of restructuring plans submitted by us to the Bank of Greece. Following the request by the Bank of Greece, the Bank presented a capital plan to the Bank of Greece, describing the actions it intends to take to address the capital shortfall. The Bank of Greece approved this plan on April 11, 2014. This capital plan includes certain capital actions amounting to EUR 1,040 million. Approximately one-half of this amount relates to completed capital actions relating to the sale of Astir Palace Hotel agreed in February (see Item 4.A, ‘‘History and Development of the Company—Acquisitions, Capital Expenditures and Divestitures’’), and the higher than initially expected benefit from the VRS completed in December 2013. The Bank of Greece approved the implementation of these capital actions amounting to EUR 1,040 million and an equity capital increase (in the form of share capital and share premium) for the residual needs amounting to EUR 1,143 million. In addition to meeting these residual needs of EUR 1,143 million, the Bank decided to further increase its equity base by an amount of EUR 1.4 billion in order to strengthen its Basel III CET 1 ratio and maintain the flexibility to redeem the Greek State Preference Shares. On April 16, 2014 the Bank announced a EUR 2.5 billion share capital increase which was completed on May 13, 2014. Under the 2014 share capital increase, 1,136,363,637 new, dematerialized, common, registered, voting shares of the Bank of par value of EUR 0.30 each at a subscription price of EUR 2.20 each were issued. Subject to the approval by the board of the HELEX of the listing to trade of the new shares, trading of the new shares on the ATHEX is expected to commence on or about May 20, 2014.	On April 30, 2014, Finansbank issued TL 500 million 10.87% notes, maturing in October 2014.	On April 25, 2014, Finansbank has issued USD 500 million nominal value bonds maturing in five years and bearing a 6.25% coupon interest rate.	On April 16, 2014, Finansbank issued TL 187 million 10.3% notes, maturing in July 2014.	On April 9, 2014, Finansbank issued TL 311 million 11.15% notes, maturing in March 2015.	During the period from January 1, 2014 to March 31, 2014 Finansbank issued various borrowings in Turkish lira, euro, Swiss franc, pound sterling and U.S. dollars amounting to TL 2,463 million and redeemed an amount of TL 2,293 million, resulting in a net increase in borrowings of TL 170 million (EUR 57 million) as at March 31, 2014.			On March 20, 2014, NBGPangaea REIC acquired 100% of mutual fund "Picasso - Fondo Comune di Investimento Immobiliare Speculativo di Tipo Chiuso Riservato ad Investitori Qualificati" (Picasso - Closed End Real Estate Investment Fund Reserved to Qualified Investors).